Fair Value Of Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value assets and liability transfers between level 1, 2 and 3	$ 0	$ 0
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair value	0	0
Liabilities, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair value	0	0
Liabilities, Fair Value	$ 0	$ 0